Annual Fund Operating Expenses - Fairlead Tactical Sector ETF - Fairlead Tactical Sector ETF [Default Label]	May 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	0.70%	[2]

[1]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
[2]	Pursuant to its Advisory Agreement, Cary Street Partners Asset Management LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, trustee fees and extraordinary expenses (such as litigation and indemnification expenses)).